Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016 [1]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Prepayments in connection with construction work and equipment purchases	¥ 2,542	¥ 2,664
Prepaid expenses and deposits	3,486	3,784
Value-added tax recoverable	7,186	5,197
Other receivables	5,619	4,518
Prepayments and other current assets	22,128	19,565
Other telecommunications operators in the PRC [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Amounts due from companies	369	326
China Telecom Group [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Amounts due from companies	774	798
China Tower Corporation Limited [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Amounts due from companies	¥ 2,152	¥ 2,278

[1]	restated